STATEMENT OF CASH FLOWS (Details) - Schedule of statement of consolidated cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Statement Information [Abstract]
Increases (payments)	$ (219,010)	$ (142,782)	$ (23,118)
Recoveries	34,379	215,362	3,037
Total cash flows	$ (184,631)	$ 72,580	$ (20,081)